Jacob Discovery Fund
Schedule of Investments (+)
November 30, 2022 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.5%
		Advertising - 0.7%
288,600		IZEA Worldwide, Inc. *	$190,765
		Biological Products (No Diagnostic Substances) - 1.6%
207,270		IMV, Inc. *^	54,471
1,960		Krystal Biotech, Inc. *	152,370
192,700		Precision BioSciences, Inc. *	263,999
			470,840
		Business Services - 6.6%
436,100		comScore, Inc. *	588,735
61,654		OptimizeRx Corp. *	1,300,283
			1,889,018
		Calculating & Accounting Machines (No Electronic Computers) - 2.7%
216,325		Cantaloupe, Inc. *	785,260
		Communications Equipment - 2.6%
259,839		Powerfleet, Inc. *	732,746
		Computer Communications Equipment - 6.4%
356,679		Lantronix, Inc. *	1,826,196
		Computer Peripheral Equipment - 10.8%
129,555		Identiv, Inc. *	1,081,784
224,182		Immersion Corp. *	1,627,562
2,960		Impinj, Inc. *	377,548
			3,086,894
		Computer Processing & Data Preparation - 3.6%
198,512		Park City Group, Inc.	1,028,292
		Computer Programming Services - 0.4%
3,458,760		Scout Gaming Group AB (SEK) *	125,299
		Computer Programming, Data Processing, Etc. - 0.4%
49,000		Nextdoor Holdings, Inc. *	110,250
		Electric Services - 1.8%
91,267		Transphorm, Inc. *	524,785
		Functions Related to Depository Banking - 3.0%
346,100		Usio, Inc. *	865,250
		Gold and Silver Ores - 2.1%
1,014,300		Solitario Zinc Corp. *	588,294
		Help Supply Services - 5.0%
56,628		Hudson Global, Inc. *	1,444,014
		Industrial Organic Chemicals - 2.4%
123,875		Codexis, Inc. *	677,596
		Medical Laboratories - 3.3%
90,209		Celcuity, Inc. *	824,510
47,825		DermTech, Inc. *	121,954
			946,464
		Metal Mining - 2.1%
369,950		Western Copper & Gold Corp. *^	603,019
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 0.8%
564,480		Azimut Exploration, Inc. *^	235,670
		Miscellaneous Metal Ores - 6.2%
727,535		Thunderbird Entertainment Group, Inc. *^	1,775,185
		Nonstore Retailers - 1.7%
100,350		Rover Group, Inc. *	483,687
		Pharmaceutical Preparations - 17.9%
176,400		Arbutus Biopharma Corp. *	414,540
12,170		Arcturus Therapeutics Holdings, Inc. *	224,415
11,760		Athersys, Inc. *	6,999
317,500		Columbia Care, Inc. *	533,400
233,730		DiaMedica Therapeutics, Inc. *	278,139
131,911		Harrow Health, Inc. *	1,470,808
99,960		Heron Therapeutics, Inc. *	270,892
39,985		Ideaya Biosciences, Inc. *	714,932
313,100		NeuBase Therapeutics, Inc. *	72,733
86,168		Omeros Corp. *	184,399
113,775		Tela Bio, Inc. *	954,572
			5,125,829
		Prepackaged Software - 6.7%
103,236		Inspired Entertainment, Inc. *	1,263,608
159,550		Porch Group, Inc. *	325,482
261,690		Qumu Corp. *	136,079
174,440		WM Technology, Inc. *	204,095
			1,929,264
		Real Estate - 0.2%
35,352		Leju Holdings Ltd. - ADR *^	50,907
		Semiconductor and Related Devices - 0.9%
29,400		Atomera, Inc. *	250,782
		State Commerical Banks - 2.7%
145,000		BM Technologies, Inc. *	771,400
		Surgical & Medical Instruments & Apparatus - 6.9%
160,200		Alphatec Holdings, Inc. *	1,643,652
247,940		CytoSorbents Corp. *	347,116
			1,990,768
		TOTAL COMMON STOCKS (Cost $45,194,832)	28,508,474

		PREFERRED STOCKS - 0.0%
		Advertising Agencies - 0.0%
368,541		SRAX, Inc. *	15,110
		TOTAL PREFERRED STOCKS (Cost $18,017)	15,110

		TOTAL INVESTMENTS (Cost $45,212,849) - 99.5%	28,523,584
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	139,317
		TOTAL NET ASSETS - 100.0%	$28,662,901

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.

Jacob Discovery Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Discovery Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

	Level 1	Level 2		Level 3	Total
Common Stocks
Pharmaceutical Preparations	$5,125,829	$-		$-	$5,125,829
Computer Peripheral Equipment	3,086,894	-		-	3,086,894
Surgical & Medical Instruments & Apparatus	1,990,768	-		-	1,990,768
Prepackaged Software	1,929,264	-		-	1,929,264
Business Services	1,889,018	-		-	1,889,018
Computer Communications Equipment	1,826,196	-		-	1,826,196
Miscellaneous Metal Ores	1,775,185	-		-	1,775,185
Help Supply Services	1,444,014	-		-	1,444,014
Computer Processing & Data Preparation	1,028,292	-		-	1,028,292
Medical Laboratories	946,464	-		-	946,464
Functions Related to Depository Banking	865,250	-		-	865,250
Calculating & Accounting Machines (No Electronic Computers)	785,260	-		-	785,260
State Commercial Banks	771,400	-		-	771,400
Communications Equipment	732,746	-		-	732,746
Industrial Organic Chemicals	677,596	-		-	677,596
Metal Mining	603,019	-		-	603,019
Gold and Silver Ores	588,294	-		-	588,294
Electric Services	524,785	-		-	524,785
Nonstore Retailers	483,687	-		-	483,687
Biological Products (No Diagnostic Substances)	470,840	-		-	470,840
Semiconductors and Related Devices	250,782	-		-	250,782
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	-	235,670		-	235,670
Advertising	190,765	-		-	190,765
Computer Programming Services	-	125,299	(a)	-	125,299
Computer Programming, Data Processing, Etc.	110,250	-		-	110,250
Real Estate	50,907	-		-	50,907
Total Common Stocks	28,147,505	360,969		-	28,508,474

Preferred Stocks
Advertising Agencies	-	-		15,110	15,110

Total Investments in Securities	$28,147,505	$360,969		$15,110	$28,523,584

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

The following is a reconciliation of Level 3 investments for the period from September 1, 2022 to November 30, 2022:

	Preferred Stocks
Beginning Balance – September 1, 2022	$44,520
Acquisitions	0
Change in unrealized appreciation/depreciation	(29,410)
Ending Balance – November 30, 2022	$15,110
Change in unrealized appreciation/deprecation on investments still held at November 30, 2022	$(29,410)

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the Company’s SasS data platform. During the period ended November 30, 2022, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferable and non-tradable.